Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment reporting
Number of core business areas | item	2
Revenue from external customers	$ 630,201	$ 837,999	$ 426,409
Cost of revenue	(348,884)	(384,447)	(311,103)
Research and development expenses	(212,109)	(302,001)	(386,893)
Selling expenses	(48,617)	(53,392)	(43,933)
Administrative expenses	(64,296)	(79,784)	(92,173)
Interest income	40,080	36,145	9,599
Interest expense	(2,872)	(759)	(652)
Equity in earnings of an equity investee, net of tax	46,469	47,295	49,753
Income tax (expense)/benefit	(7,192)	(4,509)	283
Other segment items	4,949	4,233	(12,125)
Net income/(loss) attributable to the Company	37,729	100,780	(360,835)
Depreciation/amortization	(12,341)	(8,207)	(8,664)
Additions to non-current assets (other than financial instruments and deferred tax assets)	16,870	41,754	48,973
Segment information
Total assets	1,274,196	1,279,773
Property, plant and equipment	92,498	99,727
Right-of-use assets	4,497	4,665
Leasehold land	10,706	11,261
Goodwill	2,990	3,064
Other intangible asset		21
Investment in an equity investee	77,765	48,411
Investment in equity security	5,000
Oncology/Immunology segment
Segment reporting
Revenue from external customers	363,365	528,616	163,844
Other Ventures segment
Segment reporting
Revenue from external customers	266,836	309,383	262,565
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	363,365	528,616	163,844
Cost of revenue	(92,783)	(91,726)	(69,192)
Research and development expenses	(212,109)	(302,001)	(386,893)
Selling expenses	(44,287)	(45,505)	(33,862)
Administrative expenses	(36,910)	(47,966)	(58,394)
Interest income	818	802	678
Interest expense	(1,825)	(279)
Equity in earnings of an equity investee, net of tax			5
Income tax (expense)/benefit	(4,316)	(787)	4,870
Other segment items	3,486	10,008	(6,468)
Net income/(loss) attributable to the Company	(24,561)	51,162	(385,412)
Depreciation/amortization	(12,093)	(7,640)	(8,060)
Additions to non-current assets (other than financial instruments and deferred tax assets)	13,442	41,338	48,288
Segment information
Total assets	314,163	265,889
Property, plant and equipment	91,929	98,952
Right-of-use assets	1,845	4,005
Leasehold land	10,706	11,261
Investment in equity security	5,000
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	91,831	364,451	39,202
Research and development expenses	(212,109)	(302,001)	(386,893)
Administrative expenses	(36,126)	(46,134)	(55,307)
Interest income	818	802	678
Interest expense	(1,825)	(279)
Equity in earnings of an equity investee, net of tax			5
Income tax (expense)/benefit	(3,475)	(628)	5,501
Other segment items	3,662	9,293	(5,965)
Net income/(loss) attributable to the Company	(157,224)	25,504	(402,779)
Depreciation/amortization	(11,331)	(7,640)	(8,060)
Additions to non-current assets (other than financial instruments and deferred tax assets)	13,442	41,338	48,288
Segment information
Total assets	225,661	202,288
Property, plant and equipment	91,929	98,952
Right-of-use assets	1,845	4,005
Leasehold land	10,706	11,261
Investment in equity security	5,000
Reportable segment | Oncology/Immunology segment | Marketed Products
Segment reporting
Revenue from external customers	271,534	164,165	124,642
Cost of revenue	(92,783)	(91,726)	(69,192)
Selling expenses	(44,287)	(45,505)	(33,862)
Administrative expenses	(784)	(1,832)	(3,087)
Income tax (expense)/benefit	(841)	(159)	(631)
Other segment items	(176)	715	(503)
Net income/(loss) attributable to the Company	132,663	25,658	17,367
Depreciation/amortization	(762)
Segment information
Total assets	88,502	63,601
Reportable segment | Other Ventures segment
Segment reporting
Revenue from external customers	266,836	309,383	262,565
Cost of revenue	(256,101)	(292,721)	(241,911)
Selling expenses	(4,330)	(7,887)	(10,071)
Administrative expenses	(4,996)	(5,435)	(3,482)
Interest income	182	455	272
Interest expense	(653)	(38)
Equity in earnings of an equity investee, net of tax	46,469	47,295	49,748
Income tax (expense)/benefit	(513)	(1,201)	(1,345)
Other segment items	830	421	(1,172)
Net income/(loss) attributable to the Company	47,724	50,272	54,604
Depreciation/amortization	(158)	(344)	(299)
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,194	330	664
Segment information
Total assets	194,604	163,311
Property, plant and equipment	448	564
Right-of-use assets	1,615	366
Goodwill	2,990	3,064
Other intangible asset		21
Investment in an equity investee	77,765	48,411
Unallocated
Segment reporting
Administrative expenses	(22,390)	(26,383)	(30,297)
Interest income	39,080	34,888	8,649
Interest expense	(394)	(442)	(652)
Income tax (expense)/benefit	(2,363)	(2,521)	(3,242)
Other segment items	633	(6,196)	(4,485)
Net income/(loss) attributable to the Company	14,566	(654)	(30,027)
Depreciation/amortization	(90)	(223)	(305)
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,234	86	$ 21
Segment information
Total assets	765,429	850,573
Property, plant and equipment	121	211
Right-of-use assets	$ 1,037	$ 294